Other assets - Narrative (Details) $ in Thousands, $ in Thousands	1 Months Ended
	Jul. 31, 2021 CAD ($)	Jul. 31, 2021 USD ($)
Disclosure of financial assets [line items]
Acquisition of common shares (as a percent)	11.50%	11.50%
Probe Metals, Inc.
Disclosure of financial assets [line items]
Payments for investments in marketable securities and debt securities	$ 23,691	$ 18,654